Long-term interest bearing debt - Schedule of Debt Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Debt Instrument [Line Items]
Debt	$ 2,280.2				$ 2,434.9
Total debt principal outstanding	2,289.3
Less: current portion	(1,084.8)				(218.1)
Less: Related party share of long term debt	(321.2)	$ (321.4)	$ (319.8)	$ (291.0)	(321.0)	[1]	$ (308.4)
Long-term portion of interest bearing debt	883.3				1,910.5
Line of Credit
Debt Instrument [Line Items]
Debt	1,389.6				1,554.0
Loans Payable
Debt Instrument [Line Items]
Debt	774.7				770.6
Related party debt	125.0				125.0
Total debt principal outstanding	2,289.3				2,449.6
Credit Facility US$2,000 | Line of Credit
Debt Instrument [Line Items]
Debt	1,033.3				1,200.0
US $475 Million Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Debt	356.3				354.0
NOK1,500 Million Floating Interest Rate Bond | Loans Payable
Debt Instrument [Line Items]
Debt	174.7				170.6
US $600 Million Unsecured Bond | Loans Payable
Debt Instrument [Line Items]
Debt	$ 600.0				$ 600.0

[1]	Refer to "Note 27 - Restatement of previously issued financial statements".